LONG-TERM INVESTMENT	12 Months Ended
Dec. 31, 2013
LONG-TERM INVESTMENT [Abstract]
LONG-TERM INVESTMENT

14.                     LONG-TERM INVESTMENT

On June 15, 2012, Aotong, a VIE of the Company, invested RMB11,250 for 2.25% equity interest in Saneguard Automobile Insurance Co., Ltd. ("Saneguard"), a privately-held insurance provider in the PRC. On October 31, 2013, Aotong invested another RMB11,250 (US$1,858) for an additional 2.25% equity interest in Saneguard. As Aotong does not have significant influence over Saneguard, the Group accounted for the investment in Saneguard under the cost method in accordance with ASC 325-20. There were no indicators of other-than-temporary decline in fair value noted for this long-term investment as of December 31, 2012 and 2013.